Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of long-lived assets by geographic region
	December 31,
	2020	2019

U.S	$1,676	$1,782
Israel	27,073	15,253
EMEA	352	258
Asia Pacific	154	196

	$29,955	$17,489

Schedule of major customers’ data as a percentage
	Year ended December 31,
	2020	2019	2018

Customer A	0%	0%	15%
Customer B	11%	12%	17%